Consolidated Statement of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Capital stock	Legal reserve	Reserve for repurchase of shares	Other comprehensive income	Retained earnings	Non-controlling interest	Total
Balances at January 1 at Dec. 31, 2017	$ 7,767,276	$ 1,075,002	$ 7,052,635	$ 195,511	$ 9,949,654	$ 7,648,223	$ 33,688,301
Comprehensive income:
Net profit for the year					4,987,601	132,205	5,119,806
Effect of foreign currency translation in subsidiaries				(5,720)		121,779	116,059
Remeasurement of labor obligations					4,692		4,692
Total comprehensive income for the year				(5,720)	4,992,293	253,984	5,240,557
Transfers to legal reserve		291,865			(291,865)
Transfers to the reserve for acquisitions of shares (Note 12)			2,809,627		(2,809,627)
Dividends paid					(2,034,000)		(2,034,000)
Difference in the consideration paid for the acquisition of the non-controlling interest of Airplan recognized on parents equity (Note 1.2)					113,534	(327,003)	(213,469)
Balance at December 31 at Dec. 31, 2018	7,767,276	1,366,867	9,862,262	189,791	9,919,989	7,575,204	36,681,389
Comprehensive income:
Net profit for the year					5,465,822	217,813	5,683,635
Effect of foreign currency translation in subsidiaries				(408,579)		(179,996)	(588,575)
Remeasurement of labor obligations					(5,272)		(5,272)
Total comprehensive income for the year				(408,579)	5,460,550	37,817	5,089,788
Transfers to legal reserve		249,666			(249,666)
Transfers to the reserve for acquisitions of shares (Note 12)			1,692,310		(1,692,310)
Dividends paid					(3,000,000)		(3,000,000)
Balance at December 31 at Dec. 31, 2019	7,767,276	1,616,533	11,554,572	(218,788)	10,438,563	7,613,021	38,771,177
Comprehensive income:
Net profit for the year					1,972,319	154,218	2,126,537
Effect of foreign currency translation in subsidiaries				540,655		259,983	800,638
Remeasurement of labor obligations					(5,146)		(5,146)
Total comprehensive income for the year				540,655	1,967,173	414,201	2,922,029
Transfers to legal reserve		274,126			(274,126)
Balance at December 31 at Dec. 31, 2020	$ 7,767,276	$ 1,890,659	$ 11,554,572	$ 321,867	$ 12,131,610	$ 8,027,222	$ 41,693,206